INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current Assets	$ 3,774,921	$ 3,924,044
Non-current Assets	13,405,187	12,744,267	$ 12,483,994
Total Joint Arrangement Assets	17,180,108	16,668,311	16,028,319
Current Liabilities	1,526,284	1,436,643
Non-current Liabilities	7,393,840	7,413,164
Equity	8,259,984	7,818,504	7,415,635	$ 7,369,415
Total Joint Arrangement Liabilities	17,180,108	16,668,311
Income	7,102,070	6,349,761	4,732,869
Joint arrangement net income (loss)	704,226	1,031,599	$ 25,305
Celulosa y Energia Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	478,480	384,960
Non-current Assets	1,982,237	2,036,696
Total Joint Arrangement Assets	2,460,717	2,421,656
Investment Assets	1,102,559	1,024,285
Current Liabilities	114,012	162,106
Non-current Liabilities	141,588	210,981
Equity	2,205,117	2,048,569
Total Joint Arrangement Liabilities	2,460,717	2,421,656
Income	1,108,952	917,391
Expenses	(636,797)	(575,745)
Joint arrangement net income (loss)	472,155	341,646
Forestal Cono Sur S.A. [Member]
Statement [Line Items]
Current Assets	30,769	23,068
Non-current Assets	158,787	167,159
Total Joint Arrangement Assets	189,556	190,227
Investment Assets	89,772	88,554
Current Liabilities	5,894	2,502
Non-current Liabilities	4,119	10,618
Equity	179,543	177,107
Total Joint Arrangement Liabilities	189,556	190,227
Income	2,870	10,596
Expenses	(434)	(6,935)
Joint arrangement net income (loss)	2,436	3,661
Eufores S.A. [Member]
Statement [Line Items]
Current Assets	125,027	133,384
Non-current Assets	892,452	892,020
Total Joint Arrangement Assets	1,017,479	1,025,404
Investment Assets	352,503	344,378
Current Liabilities	193,423	189,643
Non-current Liabilities	119,050	147,006
Equity	705,006	688,755
Total Joint Arrangement Liabilities	1,017,479	1,025,404
Income	252,524	230,089
Expenses	(237,338)	(202,423)
Joint arrangement net income (loss)	15,186	27,666
Zona Franca Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	13,824	6,712
Non-current Assets	432,769	442,624
Total Joint Arrangement Assets	446,593	449,336
Investment Assets	172,604	167,312
Current Liabilities	101,385	101,698
Non-current Liabilities	0	13,014
Equity	345,208	334,624
Total Joint Arrangement Liabilities	446,593	449,336
Income	20,703	18,235
Expenses	(10,120)	(17,106)
Joint arrangement net income (loss)	$ 10,583	$ 1,129